STOCK COMPENSATION (Schedule of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Balance Outstanding, Beginning	1,701,000	1,565,000
Granted	580,000	200,000
Exercised		(64,000)
Forfeited
Expired
Balance Outstanding, Ending	2,281,000	1,701,000	1,565,000
Exercisable, Ending	1,476,000
Weighted Average Exercise Price
Balance Outstanding, Beginning	$ 0.34	$ 0.30
Granted	0.81	0.67
Exercised		0.50
Forfeited		0.50
Expired
Balance Outstanding, Ending	0.47	$ 0.34	$ 0.30
Exercisable, Ending	$ 0.31
Weighted Average Remaining Contractual Term
Outstanding	6 years 9 months 18 days	6 years 9 months 18 days	7 years 6 months
Exercisable, Ending	5 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 795,185	$ 337,984	$ 349,983
Exercisable, Ending	$ 865,635